Aggressive Growth Portfolio
AGGRESSIVE GROWTH PORTFOLIO
Investment Objective
The Aggressive Growth Portfolio seeks to achieve high (greater than for the stock market as a whole), long- term appreciation in the value of its shares.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses you would pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Aggressive Growth Portfolio Aggressive Growth Portfolio USD ($)
Shareholder Fees (fees paid directly from your investment):	none

Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Aggressive Growth Portfolio Aggressive Growth Portfolio
Management fees	1.19%
Other operating expenses	0.01%
Total annual operating expenses	1.20%

Example:
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Aggressive Growth Portfolio | Aggressive Growth Portfolio | USD ($)	123	383	663	1,461

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the example above, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 5.06% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Portfolio invests in stocks and stock warrants of U.S. and foreign companies that are expected to have a higher profit potential than the stock market as a whole and whose shares are valued primarily for potential growth in revenues, earnings, dividends or asset values rather than for current income. Such companies may include those involved in technology, medicine, capital goods, natural resources, energy, construction, transportation, finance, entertainment or service, those developing or exploiting new industries, products, services or markets, or those whose shares are otherwise undervalued. The price volatility of such investments is expected to be greater than the price volatility of the U.S. stock market as a whole. The Portfolio may invest in shares of companies of any market capitalization and intends that, at any one time, it will hold stocks of issuers from at least twelve different industry groups and it ordinarily will hold the stocks of small-, mid- and large-capitalization companies.
Principal Investment Risks
An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. The principal risks of investing in the Portfolio include:
  Market risk — prices of the securities held by the Portfolio will fluctuate sometimes rapidly and unexpectedly. These fluctuations may cause the price of a security to decline for short- or long-term periods and cause the security to be worth less than it was worth when purchased by the Portfolio, or less than it was worth at an earlier time. Securities may decline in value due to factors affecting individual issuers, securities markets generally or particular industries or sectors within the securities markets. Aggressive growth stock investments are subject to greater risk of price declines, especially during periods where the prices of U.S. or foreign stock market investments in general are declining, and certain unanticipated events, such as natural disasters, terrorism, war and other geopolitical events, can have a dramatic adverse effect on the securities held by the Portfolio.
  Capitalization risk — to the extent the Portfolio emphasizes stocks of small-, mid-, or large-companies, it takes on the associated risks. At times, any one of these market capitalizations may be out of favor with investors. Investments in the stocks of small- and mid-capitalization companies may be more volatile and less liquid than the stocks of larger companies. Small- and mid-capitalization stocks may also underperform other types of stocks or be difficult to sell when the economy is not robust or during market or sector downturns. Compared to small- and mid-capitalization companies, large-capitalization companies may be less responsive to market changes and opportunities.
  Investment style risk — growth stocks may not perform as well as value stocks or the stock market in general. The Portfolio’s focus on growth stocks increases the potential volatility of its share price.
  Risks of investing in foreign and emerging markets — investments in foreign securities involve risks that are in addition to the risks associated with investing in U.S. securities. The risks of investing in securities of foreign issuers can include, among others: unfavorable differences in liquidity and volatility; less developed or less efficient trading markets; less stringent accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition; social, political or economic instability; foreign currency exchange controls and foreign taxation issues; the risk of expropriation of assets or nationalization of a company or industry by foreign governments; currency risk (i.e., the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment); and settlement, custodial or other operational risks. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid and more difficult to value than securities of U.S. issuers. In addition, foreign markets can perform differently than the U.S. market. Investing in emerging (less developed) markets may involve higher levels of each of these risks. In particular, securities issued in these countries may be more volatile and less liquid than securities issued in foreign countries with more developed economies or markets.
  Security selection risk — securities selected for the Portfolio may perform differently than expected.

Performance
The bar chart and the average annual total return table on the following page provide an indication of the risks of investing in the Portfolio by showing yearly changes in its performance over the last ten calendar years and by showing how its average annual total returns for various periods compare with two broad-based market indexes. The indexes have characteristics relevant to the Portfolio’s investment strategies. Past performance (before and after taxes) is not an indication of how the Portfolio will perform in the future.

More recent performance information for the Portfolio can be obtained by visiting the Portfolio’s website, www.permanentportfoliofunds.com, or by calling the Portfolio’s Shareholder Services Office toll free at (800) 531-5142.
Aggressive Growth Portfolio Annual Total Returns Years Ended December 31

The year-to-date return through the calendar quarter ended March 31, 2015 was .20%.

Highest/lowest quarterly return during the period shown:

Highest	17.70% (calendar quarter ended June 30, 2009).
Lowest	-26.95% (calendar quarter ended December 31, 2008).

Average Annual Total Returns (for the periods ended December 31, 2014)
Average Annual Total Returns - Aggressive Growth Portfolio	Past 1 Year	Past 5 Years	Past 10 Years
Aggressive Growth Portfolio	6.54%	14.86%	8.17%
Aggressive Growth Portfolio | Return After Taxes on Distributions	5.83%	14.18%	6.78%
Aggressive Growth Portfolio | Return After Taxes on Distributions and Sale of Portfolio Shares	4.28%	11.98%	6.59%
Dow Jones Industrial Average (Reflects no deductions for fees, expenses or taxes)	10.04%	14.22%	7.91%
Standard & Poor's 500 Composite Stock Index (Reflects no deductions for fees, expenses or taxes)	13.69%	15.45%	7.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. “Return After Taxes on Distributions and Sale of Portfolio Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).